INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Taxable income for foreign entities	$ 0
Taxable income for domestic entities	$ 0
Income tax benefits:
Current income tax expenses
Deferred income tax benefits	$ 1,249,696
Income tax benefits	$ 1,249,696
Deferred tax assets, Current
Current deferred tax assets
Total current deferred tax assets
Deferred tax assets, Non-current
Net operating loss carry forwards	$ 1,955,301
Total deferred tax assets	1,955,301
Less: valuation allowance	$ (1,955,301)
Net deferred tax assets
Deferred tax liabilities, Non-current
Acquired intangible assets	$ 12,640,736
Total deferred tax liabilities	12,640,736
Net operating losses carry forwards	8,064,039
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Net loss before provision for income taxes	$ (105,895,819)	$ (4,323,249)	$ (73,089)
Statutory tax rates in the PRC	25.00%
Income tax at statutory tax rate	$ (26,473,955)
Expenses not deductible for tax purposes
Goodwill impairment	21,483,693
Entertainment expenses exceeded tax limit	7,687
Other expenses exceeded tax limit	226,428
Effect of income tax rate difference in other jurisdiction	4,050,542
Changes of valuation allowance	1,955,301
Income tax benefits	1,249,696
Aggregate undistributed earnings	0
Deferred tax liability payable upon the distribution of aggregate undistributed earnings	0
Inland Revenue, Hong Kong [Member]
Income tax benefits:
Income tax benefits	0	$ 0	$ 0
Expenses not deductible for tax purposes
Income tax benefits	$ 0	$ 0	$ 0
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory tax rates in the PRC	25.00%